Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Operating Activities
Net Income (Loss) including noncontrolling interests	$ (426,007)	$ 6,107	$ (76,102)	$ (53,102)
Add: Loss on asset held for sale	7,791
Adjustment to reconcile net loss to net cash used in operating activities
Depreciation		216	289	289
Changes in operating assets and liabilities
Bank overdraft		14
Prepaid purchase		(32,836)	(1,146)
Accounts Payable	56,574	(9,503)	(9,000)	10,000
Accrued expenses		(1,238)	(1,500)	1,500
Payroll tax payable	5,332
Unearned revenue		33,790
Security deposit	(55,751)
Income tax payable		(1,298)	(1,298)
Net cash used in operating activities	(412,060)	(4,748)	(88,757)	(41,314)
Investing Activities
Net cash provided by (used in) investing activities
Financing Activities
Proceeds from issuance of common stock				43,200
Proceeds from loan from Director		2,500	2,500	800
Loan from related party	353,913
Loan from director			155,000
Net cash provided by financing activities	353,913	2,500	157,500	44,000
Net increase (decrease) in cash and cash equivalents	(58,148)	(2,248)	68,743	2,686
Cash and equivalents at beginning of the period	71,499	2,756	2,756	70
Cash and equivalents at end of the period	13,351	507	71,499	2,756
Supplemental cash flow information:
Cash paid for: Interest	373
Cash paid for: Taxes
Significant non-cash transactions:
Discharged loan from Director converted to additional paid-in capital			$ 3,731